Other Current and Long-Term Liabilities - Long-Term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Noncurrent [Abstract]
Long-term trade payable (see Note 27)	$ 2,700
Derivative contract liabilities	80	$ 106
Other long-term liabilities	375	185
Total other long-term liabilities	$ 3,155	$ 291